Share-based payments - Assumptions used to determine the fair value of option grants (Details)	May 27, 2020 $ / shares
Scenario 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 3.70
Market Price	$ 3.70
Expected volatility	84.00%
Risk-free interest rate	4.00%
Expected life	5
Scenario 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.78
Market Price	$ 3.70
Expected volatility	84.00%
Risk-free interest rate	4.00%
Expected life	5